Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable

8.	Notes Payable

Notes payable consists of the following at June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
Notes payable bearing interest at 7.99%. The note is payable in monthly principal plus interest payments of $472 through December, 2020. The note is secured by a vehicle.	$-	$16,642
Notes payable bearing interest at 8%. The notes have a 2-year maturity and are due at various dates between September 19, 2018 – October 19, 2018, and pay interest only on a monthly basis.	460,000	547,500
Note payable bearing interest at 2.74%. The note is payable in monthly principal plus interest payments of $100 through December, 2019.	2,909	-
Note payable bearing interest at 4.00%. The note is payable in quarterly principal plus interest payments of $9,614 through March, 2019.	74,354	-
Convertible notes payable bearing interest at 4.00%. The notes principal plus accrued interest is due in full at various dates between April 3, 2020 – June 30, 2020. The notes have an automatic conversion feature upon the closing (or first in a series of closings) of the next equity financing in which the Company sells shares of its equity securities for an aggregate consideration of at least $4,000,000 at a purchase price of at least $7.50. The outstanding principal and unpaid accrued interest on the Note shall be automatically converted into equity securities at a price equal to 80% of the price paid per share by the investors in the next equity financing or $6.00, whichever is lower, provided, however, that in no event shall the conversion price be less than $6.00. The note has a voluntary conversion feature where the investor may convert, in whole or in part, at any time at the conversion rate of $6.00.	1,408,627	-
Note payable bearing interest at 5.00%. The note principal plus accrued interest is due in full in April, 2020.	60,247	-
Total notes payable	2,006,137	564,142
Less current portion	(40,337)	(4,537)
Less debt discount for detachable warrant	(79,192)	(131,849)
Long-term portion of notes payable	$1,886,608	$427,756

Maturities on notes payable as of June 30, 2017, are as follows:

Year ending December 31:

2017	$28,482
2018	498,377
2019	10,404
2020	1,468,874
Thereafter	-
$2,006,137

6.	Notes Payable

Notes payable consists of the following at December 31:

	2016	2015
Notes payable bearing interest at 7.99%. The note is payable in monthly principal plus interest payments of $472 through December, 2020. The note is secured by a vehicle.	$16,642	$21,940
Notes payable bearing interest at 8%. The notes have a 2-year maturity and are due at various dates between September 19, 2018 – October 19, 2018, and pay interest only on a monthly basis	547,500
Total note payable	564,142	21,940
Less current portion	(4,537)	(4,098)
Less debt discount for detachable warrant	(131,849)
Total notes payable, less current portion and debt discount	$427,756	$17,842

Maturities on notes payable as of December 31, 2016, are as follows:

Year ending December 31:

2017	$4,537
2018	554,915
2019	4,690
Thereafter	-
$564,142